CONSOLIDATED STATEMENTS OF INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF INCOME
Revenues	$ 4,181.0	$ 4,125.1	$ 4,057.1
Employee costs	696.6	706.2	707.9
Purchase of goods and services	1,752.0	1,799.7	1,789.9
Depreciation and amortization	717.9	705.3	648.5
Financial expenses	280.5	281.8	302.0
Loss on valuation and translation of financial instruments	0.9	2.4	2.1
Restructuring of operations, litigation and other items	29.8	17.2	28.5
Gain on sale of spectrum licences		(330.9)
Impairment of goodwill and intangible assets		43.8	40.9
Loss on debt refinancing		15.6	7.3
Income before income taxes	703.3	884.0	530.0
Income taxes (recovery):
Current	154.9	8.8	158.0
Deferred	11.7	132.4	(14.7)
Income taxes	166.6	141.2	143.3
Income from continuing operations	536.7	742.8	386.7
Income from discontinued operations	3.8	18.2	1.0
Net income	540.5	761.0	387.7
Income (loss) from continuing operations attributable to
Shareholders	534.3	747.6	399.3
Non-controlling interests	2.4	(4.8)	(12.6)
Net income (loss) attributable to
Shareholders	538.1	765.8	400.3
Non-controlling interests	$ 2.4	$ (4.8)	$ (12.6)